Investment Portfolioas of March 31, 2026 (Unaudited)
DWS RREEF Global Infrastructure Fund
	Shares	Value ($)

Common Stocks 99.5%
Australia 2.7%
Transurban Group (Units) (Cost $21,893,078)	2,408,923	23,441,287
Belgium 0.6%
Elia Group SA* (Cost $2,785,173)	35,359	5,394,212
Brazil 0.9%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP (ADR) (Cost $3,427,169)	240,665	7,342,677
Canada 15.1%
Enbridge, Inc.	875,938	47,483,635
GFL Environmental, Inc.	104,360	4,353,899
Keyera Corp.	474,904	18,246,187
Pembina Pipeline Corp.	199,703	8,939,333
TC Energy Corp. (a)	717,708	44,942,523
Waste Connections, Inc.	44,595	7,244,012
(Cost $95,705,160)		131,209,589
China 0.8%
China Tower Corp. Ltd. "H", 144A	2,049,500	2,805,791
ENN Energy Holdings Ltd.	541,900	4,415,390
(Cost $6,907,510)		7,221,181
France 4.9%
Aeroports de Paris SA	4,716	573,167
Vinci SA	280,819	42,115,629
(Cost $26,280,012)		42,688,796
Germany 3.5%
E.ON SE	1,206,501	26,477,151
Fraport AG Frankfurt Airport Services Worldwide*	43,188	3,742,382
(Cost $26,849,715)		30,219,533
Hong Kong 1.5%
China Merchants Port Holdings Co., Ltd.	1,010,000	1,892,696
Hong Kong & China Gas Co., Ltd.	7,790,800	7,082,384
Kunlun Energy Co., Ltd.	4,582,000	4,185,480
(Cost $12,638,798)		13,160,560
Italy 1.6%
Italgas SpA	60,638	702,987
Terna - Rete Elettrica Nazionale	1,125,559	12,831,084
(Cost $9,909,245)		13,534,071
Japan 1.2%
Tokyo Gas Co., Ltd. (Cost $4,083,957)	225,300	10,613,961

Mexico 0.9%
Grupo Aeroportuario del Pacifico SAB de CV (ADR)	21,110	5,211,426
Grupo Aeroportuario del Sureste SAB de CV (ADR)	8,892	2,988,868
(Cost $4,473,418)		8,200,294
Spain 6.7%
Aena SME SA 144A	622,479	18,527,197
Cellnex Telecom SA 144A*	729,525	23,519,931
Redeia Corp. SA	591,529	9,993,732
Sacyr SA	1,205,917	5,906,670
(Cost $46,787,904)		57,947,530
United Kingdom 6.9%
National Grid PLC	2,691,259	45,375,628
Pennon Group PLC	603,849	4,255,699
Severn Trent PLC	253,830	10,373,329
(Cost $38,065,896)		60,004,656
United States 52.2%
American Tower Corp. (REIT)	262,680	45,333,315
Atmos Energy Corp.	110,239	20,363,348
CenterPoint Energy, Inc.	513,552	22,164,904
Consolidated Edison, Inc.	249,539	28,242,824
Crown Castle, Inc. (REIT)	273,370	22,227,715
CSX Corp.	216,495	8,887,120
DT Midstream, Inc.	155,606	20,955,460
Exelon Corp.	775,855	38,032,412
Kinder Morgan, Inc.	669,980	22,464,429
NiSource, Inc.	480,983	22,442,667
ONE Gas, Inc.	31,593	2,721,105
ONEOK, Inc.	229,890	20,779,757
PG&E Corp.	2,005,098	35,229,572
Sempra	416,095	40,431,951
Spire, Inc.	124,776	11,297,219
Targa Resources Corp.	116,159	29,124,546
Venture Global, Inc. "A" (a)	214,463	3,379,937
Williams Companies, Inc.	763,590	55,574,080
Xcel Energy, Inc.	54,171	4,303,344
(Cost $271,690,766)		453,955,705
Total Common Stocks (Cost $571,497,801)		864,934,052

Master Limited Partnerships 0.2%
United States
Enterprise Products Partners LP (Cost $1,099,750)	42,079	1,592,269

Securities Lending Collateral 5.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.55% (b) (c) (Cost $48,853,919)	48,853,919	48,853,919

Cash Equivalents 0.3%
DWS Central Cash Management Government Fund, 3.66% (b) (Cost $2,126,647)	2,126,647	2,126,647

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $623,578,117)	105.6	917,506,887
Other Assets and Liabilities, Net	(5.6)	(48,440,812)
Net Assets	100.0	869,066,075
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2026 are as follows:
Value ($) at 12/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2026	Value ($) at 3/31/2026
Securities Lending Collateral 5.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.55% (b) (c)
78,403,850	—	29,549,931 (d)	—	—	60,484	—	48,853,919	48,853,919
Cash Equivalents 0.3%
DWS Central Cash Management Government Fund, 3.66% (b)
642,007	25,519,870	24,035,230	—	—	11,708	—	2,126,647	2,126,647
79,045,857	25,519,870	53,585,161	—	—	72,192	—	50,980,566	50,980,566

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2026 amounted to $46,053,530, which is 5.3% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2026.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
REIT: Real Estate Investment Trust
At March 31, 2026 the DWS RREEF Global Infrastructure Fund had the following sector diversification:
Sector Diversification	Market Value ($)	(As a % of Net Assets)
Utilities	374,273,060	43%
Energy	273,482,157	32%
Industrials	124,884,352	14%
Real Estate	67,561,029	8%
Communication Services	26,325,723	3%
Total	866,526,321	100%
Sector diversification is subject to change.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$23,441,287	$—	$23,441,287
Belgium	—	5,394,212	—	5,394,212
Brazil	7,342,677	—	—	7,342,677
Canada	131,209,589	—	—	131,209,589
China	—	7,221,181	—	7,221,181
France	—	42,688,796	—	42,688,796
Germany	—	30,219,533	—	30,219,533
Hong Kong	—	13,160,560	—	13,160,560
Italy	702,987	12,831,084	—	13,534,071
Japan	—	10,613,961	—	10,613,961
Mexico	8,200,294	—	—	8,200,294
Spain	—	57,947,530	—	57,947,530
United Kingdom	—	60,004,656	—	60,004,656
United States	453,955,705	—	—	453,955,705
Master Limited Partnerships	1,592,269	—	—	1,592,269
Short-Term Investments (a)	50,980,566	—	—	50,980,566
Total	$653,984,087	$263,522,800	$—	$917,506,887

(a)	See Investment Portfolio for additional detailed categorizations.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DRGIF-PH1